Share-Based Payment - Schedule of Weighted Average Exercise Prices of Share (Details)		12 Months Ended
		Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 ₪ / shares shares		Dec. 31, 2022 ₪ / shares shares
Share-Based Payment - Schedule of Weighted Average Exercise Prices of Share (Details) [Line Items]
Number of Options, Outstanding at beginning of year		247,883	[1]	225,500	[1]
Weighted Average Exercise Price, Outstanding at beginning of year (in New Shekels per share and Dollars per share) | (per share)		$ 5.56		₪ 5.55
Number of Options, Granted		12,700		22,383		243,600
Weighted Average Exercise Price, Granted (in New Shekels per share and Dollars per share) | (per share)		$ 6.36		₪ 5.64		₪ 5.57
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in New Shekels per share and Dollars per share) | (per share)
Number of Options, Forfeited		(10,000)				(18,100)
Weighted Average Exercise Price, Forfeited (in New Shekels per share and Dollars per share) | (per share)		$ 5.36				₪ 5.82
Number of Options, Outstanding at end of year	[1]	250,583		247,883		225,500
Weighted Average Exercise Price, Outstanding at end of year (in New Shekels per share and Dollars per share) | (per share)	[1]	$ 5.61		₪ 5.56		₪ 5.55
Number of Options, Exercisable at end of year		113,345		56,375
Weighted Average Exercise Price, Exercisable at end of year (in New Shekels per share and Dollars per share) | (per share)		$ 5.56		₪ 5.55
The weighted average remaining contractual life for the share options (in New Shekels per share and Dollars per share) | (per share)		$ 4.06		₪ 5		₪ 5.9
Israeli Share Option Plan [Member]
Share-Based Payment - Schedule of Weighted Average Exercise Prices of Share (Details) [Line Items]
Number of Options, Outstanding at beginning of year		3,022,098	[2]	3,022,314	[2]	1,504,678
Weighted Average Exercise Price, Outstanding at beginning of year (in New Shekels per share and Dollars per share) | (per share)		$ 19.81		₪ 19.91		₪ 20.38
Number of Options, Granted		29,849		321,264		1,833,200
Weighted Average Exercise Price, Granted (in New Shekels per share and Dollars per share) | (per share)		$ 23.33		₪ 18.6		₪ 19.27
Number of Options, Exercised		(189,154)		(42,175)		(8,325)
Weighted Average Exercise Price, Exercised (in New Shekels per share and Dollars per share) | (per share)		$ 18.49		₪ 19.04		₪ 16.47
Number of Options, Forfeited		(295,305)		(279,305)		(307,239)
Weighted Average Exercise Price, Forfeited (in New Shekels per share and Dollars per share) | (per share)		$ 20.9		₪ 19.57		₪ 19.14
Number of Options, Outstanding at end of year	[2]	2,567,488		3,022,098		3,022,314
Weighted Average Exercise Price, Outstanding at end of year (in New Shekels per share and Dollars per share) | (per share)	[2]	$ 19.81		₪ 18.82		₪ 19.91
Number of Options, Exercisable at end of year	[3]	1,518,437		1,412,709		1,049,329
Weighted Average Exercise Price, Exercisable at end of year (in New Shekels per share and Dollars per share) | (per share)	[3]	$ 20.25		₪ 19.83		₪ 20.38
The weighted average remaining contractual life for the share options (in New Shekels per share and Dollars per share) | (per share)		$ 3.49		₪ 3.93		₪ 4.67

[1]	The range of exercise prices for share options outstanding as of December 31, 2024, were USD 4.57- USD 6.62 Exercise is by net exercise method.
[2]	The range of exercise prices for share options outstanding as of December 31, 2024, were NIS 16.53- NIS 29.68. Exercise is by net exercise method.
[3]	The weighted average exercise price of the exercisable options at December 31, 2024, 2023 and 2022 translated into U.S. dollars as of the relevant exchange rate on those days is $5.55, $5.62, $5.79, respectively.